Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 009
EBP, Tax Status [Line Items]
Income Tax Status	Income Tax Status
The Plan received a determination letter from the IRS dated August 21, 2017, stating that the Plan is qualified under section 401(a) of the Internal Revenue Code (the “Code”) and, therefore, the related trust is exempt from taxation. Subsequent to this determination by the IRS, the Plan has been amended and restated. However, the Plan Administrator and the Plan’s tax counsel believe the Plan, as amended and restated, is currently designed and being operated in compliance with the applicable requirements of the Code.

The Plan Administrator has concluded that as of December 31, 2025, there were no uncertain tax positions taken or expected to be taken. The Plan recognized no interest or penalties related to uncertain tax positions. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress. The Plan Administrator believes it is no longer subject to income tax examinations for years prior to the applicable statute of limitations.